Segment Reporting	6 Months Ended
Jun. 30, 2021
Description of accounting policy for segment reporting [text block] [Abstract]
SEGMENT REPORTING

18. Segment Reporting

The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Thus, each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its interim condensed consolidated financial statements:

1.	Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2.	Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of a short-term nature with respect to related claims).

3.	Reinsurance which covers the inward reinsurance treaty and is a single operating segment.

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the interim condensed consolidated financial statements.

The Group also has general and administrative expenses, net investment income, gain/loss on foreign exchange, other expenses/revenues, change in fair value of derivative financial liability and tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments.

a)	Segment disclosure for the Group’s consolidated operations is as follows:

	For the period ended 30 June 2021
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	101,286	150,930	14,556	266,772	-	266,772
Reinsurer’s share of insurance premiums	(26,847)	(53,231)	-	(80,078)	-	(80,078)
Net written premiums	74,439	97,699	14,556	186,694	-	186,694
Net change in unearned premiums	8,325	(23,932)	(3,270)	(18,877)	-	(18,877)
Net premiums earned	82,764	73,767	11,286	167,817	-	167,817

Underwriting deductions
Net policy acquisition expenses	(13,994)	(13,603)	(1,792)	(29,389)	-	(29,389)
Net claims and claim adjustment expenses	(46,176)	(36,741)	(6,949)	(89,866)	-	(89,866)
Net underwriting results	22,594	23,423	2,545	48,562	-	48,562

General and administrative expenses	-	-	-	-	(29,284)	(29,284)
Net investment income	-	-	-	-	9,330	9,330
Share of profit from associates	-	-	-	-	258	258
Impairment loss on insurance receivables	-	-	-	-	(1,121)	(1,121)
Other revenues	-	-	-	-	1,021	1,021
Other expenses	-	-	-	-	(1,438)	(1,438)
Change in fair value of derivative financial liability	-	-	-	-	(3,795)	(3,795)
Loss on foreign exchange	-	-	-	-	(3,175)	(3,175)
Profit (loss) before tax	22,594	23,423	2,545	48,562	(28,204)	20,358
Income tax	-	-	-	-	(1,932)	(1,932)
Profit (loss) for the period	22,594	23,423	2,545	48,562	(30,136)	18,426

	For the period ended 30 June 2020
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	82,986	142,080	11,435	236,501	-	236,501
Reinsurer’s share of insurance premiums	(12,455)	(53,424)	-	(65,879)	-	(65,879)
Net written premiums	70,531	88,656	11,435	170,622	-	170,622
Net change in unearned premiums	(6,133)	(25,156)	(3,083)	(34,372)	-	(34,372)
Net premiums earned	64,398	63,500	8,352	136,250	-	136,250

Underwriting deductions
Net policy acquisition expenses	(12,830)	(11,671)	(1,369)	(25,870)	-	(25,870)
Net claims and claim adjustment expenses	(32,105)	(30,508)	(1,674)	(64,287)	-	(64,287)
Net underwriting results	19,463	21,321	5,309	46,093	-	46,093

General and administrative expenses	-	-	-	-	(22,423)	(22,423)
Net investment income	-	-	-	-	3,052	3,052
Share of loss from associates	-	-	-	-	(439)	(439)
Impairment loss on insurance receivables	-	-	-	-	(2,178)	(2,178)
Other revenues	-	-	-	-	117	117
Other expenses	-	-	-	-	(605)	(605)
Change in fair value of derivative financial liability	-	-	-	-	3,347	3,347
Listing related cost	-	-	-	-	(3,366)	(3,366)
Loss on foreign exchange	-	-	-	-	(8,658)	(8,658)
Profit (loss) before tax	19,463	21,321	5,309	46,093	(31,153)	11,593
Income tax	-	-	-	-	(433)	(433)
Profit (loss) for the period (restated)	19,463	21,321	5,309	46,093	(31,586)	14,507

b)	Non – current operating assets information by geography as at 30 June 2021 and 31 December 2020 are as follows:

	30 June 2021	31 December 2020
	USD ’000	USD ’000

Middle East	33,567	34,631
North Africa	357	72
UK	3,199	3,112
Asia	51	75
	37,174	37,890

Non-current assets for this purpose consist of property, plant and equipment, right-of-use assets, investment properties and intangible assets.